SEGMENT INFORMATION - SEGMENT RESULTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)		Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Segment revenue
Total revenue	¥ 19,828,018	$ 2,883,866	[1]	¥ 18,331,422	¥ 17,280,504
Segment result	1,068,800	155,450	[1]	1,347,132	1,544,009
Finance costs/(income) - net	630	92	[1]	10,170	(2,551)
Share of results of associates, net of tax	7,177	1,044	[1]	6,944	7,223
Depreciation of fixed assets	1,609,743			1,662,460	1,518,970
Amortisation of leasehold land payments	55,782			45,680	38,670
Amortisation of long-term prepaid expenses	12,909			3,168	6,968
Impairment of fixed assets	10,364			11,185	0
Impairment of construction-in-progress	0			0	5,662
Provision for/(reversal of) impairment of materials and supplies	11,361			7,844	(5,209)
Overtime [member]
Segment revenue
Total revenue	19,521,782			18,014,774	16,857,690
At a point in time [member]
Segment revenue
Total revenue	306,236			316,648	422,814
Eliminations [member]
Segment revenue
Total revenue	(48,354)			(64,563)	(40,320)
Segment result	(25,270)			(8,988)	(8,659)
Finance costs/(income) - net	0			0	0
Share of results of associates, net of tax	0			0	0
Depreciation of fixed assets	0			0	0
Amortisation of leasehold land payments	0			0	0
Amortisation of long-term prepaid expenses	0			0	0
Impairment of fixed assets	0			0	0
Impairment of construction-in-progress	0			0	0
Provision for/(reversal of) impairment of materials and supplies	0			0	0
Eliminations [member] | Overtime [member]
Segment revenue
Total revenue	(48,354)			(64,563)	(40,320)
Eliminations [member] | At a point in time [member]
Segment revenue
Total revenue	0			0	0
The Railway Transportation Business [member]
Segment revenue
Total revenue	19,603,098			18,000,324	16,833,727
Segment result	1,120,148			1,341,601	1,549,120
Finance costs/(income) - net	451			10,011	(2,728)
Share of results of associates, net of tax	7,177			6,944	7,223
Depreciation of fixed assets	1,603,106			1,655,657	1,511,570
Amortisation of leasehold land payments	44,450			34,348	27,338
Amortisation of long-term prepaid expenses	12,596			3,256	6,729
Impairment of fixed assets	10,364			11,185	0
Impairment of construction-in-progress	0			0	5,662
Provision for/(reversal of) impairment of materials and supplies	11,361			7,844	(5,209)
The Railway Transportation Business [member] | Overtime [member]
Segment revenue
Total revenue	19,480,546			17,899,006	16,715,139
The Railway Transportation Business [member] | At a point in time [member]
Segment revenue
Total revenue	122,552			101,318	118,588
All other segments [member]
Segment revenue
Total revenue	273,274			395,661	487,097
Segment result	(26,078)			14,519	3,548
Finance costs/(income) - net	179			159	177
Share of results of associates, net of tax	0			0	0
Depreciation of fixed assets	6,637			6,803	7,400
Amortisation of leasehold land payments	11,332			11,332	11,332
Amortisation of long-term prepaid expenses	313			(88)	239
Impairment of fixed assets	0			0	0
Impairment of construction-in-progress	0			0	0
Provision for/(reversal of) impairment of materials and supplies	0			0	0
All other segments [member] | Overtime [member]
Segment revenue
Total revenue	89,590			180,331	182,871
All other segments [member] | At a point in time [member]
Segment revenue
Total revenue	183,684			215,330	304,226
Railroad Businesses [member]
Segment revenue
Total revenue	18,823,379	2,737,747		17,294,901	16,170,309
Depreciation of fixed assets	1,581,685	230,047	[1]	1,632,926	1,488,324
Amortisation of leasehold land payments	44,450	6,465	[1]	34,348	27,338
Railroad Businesses [member] | Eliminations [member]
Segment revenue
Total revenue	0			0	0
Railroad Businesses [member] | The Railway Transportation Business [member]
Segment revenue
Total revenue	18,823,379			17,294,901	16,170,309
Railroad Businesses [member] | All other segments [member]
Segment revenue
Total revenue	0			0	0
Other Businesses [member]
Segment revenue
Total revenue	1,004,639	146,119		1,036,521	1,110,195
Depreciation of fixed assets	28,058	4,081	[1]	29,534	30,646
Amortisation of leasehold land payments	11,332	$ 1,648		11,332	11,332
Other Businesses [member] | Eliminations [member]
Segment revenue
Total revenue	(48,354)			(64,563)	(40,320)
Other Businesses [member] | The Railway Transportation Business [member]
Segment revenue
Total revenue	779,719			705,423	663,418
Other Businesses [member] | All other segments [member]
Segment revenue
Total revenue	¥ 273,274			¥ 395,661	¥ 487,097

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .